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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

Investment Company Act file number  811-08192
                                  -----------------------------------------

                Nations Government Income Term Trust 2004, Inc.
    ----------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           One Bank of America Plaza
                                 NC1-002-33-31
                                  Charlotte NC                28255
    ----------------------------------------------------------------------
            (Address of principal executive offices)        (Zip code)

                           Corporation Trust Company
                            Corporation Trust Center
                               1209 Orange Street
                              Wilmington, DE 19801
    ----------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  704-388-4353
                                                   -----------------------

Date of fiscal year end:  December 31
                        ---------------------------

Date of reporting period:  December 31, 2003
                         --------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

                                           Nations Government Income
                                             Term Trust 2004, Inc.



                                                 A N N U A L

                                                 R E P O R T

                                      For the Year Ended December 31, 2003






                                                                       NATIONS
                                                                    GOVERNMENT
                                                                   INCOME TERM
                                                                    TRUST 2004


          NOT                                                   MAY LOSE VALUE
          FDIC
          INSURED                                               NO BANK GUARANTEE

SHARES OF THE COMPANY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR ISSUED, ENDORSED OR GUARANTEED BY, BANK OF AMERICA, N.A. ("BANK OF AMERICA"), OR ANY OF ITS AFFILIATES. SUCH SHARES ARE NOT INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE COMPANY INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

AFFILIATES OF BANK OF AMERICA PROVIDE INVESTMENT ADVISORY AND OTHER SERVICES TO THE COMPANY, FOR WHICH THEY ARE COMPENSATED.

NATIONS GOVERNMENT INCOME TERM TRUST 2004, INC.

DEAR SHAREHOLDER:

We welcome this opportunity to provide you with the annual report for Nations Government Income Term Trust 2004, Inc. (the "Company") for the year ended December 31, 2003, and to share our outlook for the near term.

INVESTMENT OBJECTIVES

The Company is a closed-end investment company, and its shares are traded on the New York Stock Exchange (NYSE) under the symbol "NGF." The Company's investment objectives are to seek to provide a high level of current income and to return $10 per share (the initial public offering price per share) to shareholders on or about March 31, 2004.

PORTFOLIO PERFORMANCE*

For the year ended December 31, 2003, the Company distributed net investment income of $0.333 per share. As the maturity date for the Company's securities neared and the Company's Board of Directors approved a Plan of Liquidation and Termination, the Company suspended the regular dividends and began making monthly liquidating distributions. Dividends and liquidating distributions equated to a yield of 3.30%, based both on the initial offering price of $10.00 per share and the closing market price of $10.00 per share at December 31, 2003. The Company's total return for the year was 0.44%, based on its net asset value of $10.04 per share at December 31, 2003.

MARKET ENVIRONMENT

Although geopolitical concerns and questions about the strength of the recovery clouded the markets early in the year, evidence of the economy's strength grew throughout 2003. Three powerful forces--fiscal policy, monetary policy and a weak dollar--converged to stimulate the U.S. economic recovery. The U.S. Federal Reserve Board (the Fed) lowered the overnight lending rate 13 times in the current cycle, and in June pushed its target Federal Funds rate to the lowest level in 45 years. At the same time, federal spending and reductions in federal tax rates prompted increased consumer and business spending. By year end, a rebound in capital spending, rebuilding of depleted inventories, and pickup in exports combined to energize the manufacturing sector. Indeed, the Institute for Supply Management reported that manufacturing activity reached its highest level in two decades during December.

2003 witnessed the dazzling resurgence of equity markets after three consecutive years of losses. All of the broad equity market averages rose. The Dow Jones Industrial Average(1) returned 28.28% to recapture almost 70% of the losses suffered since the market peaked in 2000, and the more volatile NASDAQ Composite Index(2) rewarded risk-tolerant investors by posting a total return of 50.77%. Seven of the 10 economic sectors in the Standard & Poor's 500 Composite Stock Price Index(3) gained more than 20%, led by information technology with a 47% return. Even the beleaguered telecommunication services sector managed to eke out a 3% return by year-end.

(1)The Dow Jones Industrial Average is an unmanaged index of common stocks comprised of major industrial companies and assumes reinvestment of dividends and capital gains. The average is unavailable for investment and does not reflect fees, brokerage commissions or other expenses of investing.

(2)The NASDAQ Composite Index covers 4,500 stocks traded over the counter. It is an unmanaged value-weighted index calculated on price change only and does not include dividend income. It is not an industry-neutral index; it is disproportionately technology-heavy.

(3)Standard & Poor's 500 Composite Stock Price Index is an unmanaged index of 500 widely held common stocks. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

*THE PAST PERFORMANCE QUOTED IS NOT AN INDICATION OF FUTURE RESULTS.

The strengthening economy had an equally dramatic effect on bond markets. With interest rates and inflation still at historically low levels, fixed income investors were unambiguous in their response to improvements in the U.S. economy. Long-term corporate bonds outperformed U.S. treasury securities by a wide margin as improving corporate profits and lower default rates drove credit premiums down.

Investment results in fixed income markets seemed to repudiate the skepticism and wariness that characterized bond markets just one year earlier. After leading the U.S. fixed-income market in 2002, the 10-year U.S. Treasury bond posted a total return of only 1.25% last year, while its yield rose 43 basis points to 4.25%. Intermediate-maturity U.S. Treasury bonds performed only slightly better, advancing 2.29% over the same period. Within the high-quality spread sectors, a similar theme emerged. Triple A-rated commercial mortgage backed securities registered the highest duration-adjusted returns, significantly outpacing other agency securities.

Without question, however, it was the nonstop surge in the high-yield market that most clearly described the shift in market sentiment. Every sector in the high-yield market registered double-digit gains in 2003. Non-investment grade or high-yield corporate bonds that have the greatest price sensitivity to corporate strength were the top-performing bonds among all U.S.-based issuers in 2003. High-yield bonds returned 28.97% for the year, while investment-grade corporate bonds with a credit rating of Baa returned 11.81% in the same period.(4)

MARKET OUTLOOK

We remain very encouraged about the investment environment in 2004. While it would be naive to expect a repeat of the stellar returns in equity and high-yield markets this year, the steady stream of positive news about the economy makes a compelling argument for investor optimism.

In 2003, the Board of Directors approved a Plan of Liquidation and Termination and the Company will dissolve shortly. The final liquidating distribution will be paid on or about March 31, 2004 and trading in the Company's stock will be suspended prior to the opening of NYSE trading on April 1, 2004. We thank you for your investment in Nations Government Income Term Trust 2004, Inc. and for your continued support.

Sincerely,


/s/ William P. Carmichael                              /s/ H. Keith Winn
William P. Carmichael                                  H. Keith Winn
Chairman of the Board of Directors                     President
Nations Government Income                              Banc of America Capital Management, LLC
Term Trust 2004, Inc.

December 31, 2003

(4)The high-yield and investment grade sector returns are represented by the Lehman Brothers High Yield Bond Index and the Baa section of the Lehman U.S. Government/Credit Index, respectively. Both indices are unmanaged and unavailable for investment.
 2

Nations Government Income Term Trust 2004, Inc.

  STATEMENT OF NET ASSETS                                  DECEMBER 31, 2003


PRINCIPAL
 AMOUNT                                                                      VALUE
  (000)                                                                      (000)
------------------------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 12.8%
            ILLINOIS -- 3.3%
 $ 3,845    University of Illinois, Revenue Bonds, Auxiliary Facilities,
              Series 1991, (AMBAC Insured),
              5.102%*** 04/01/04........................................   $  3,834
                                                                           --------
            KENTUCKY -- 1.7%
   2,000    Kentucky State Turnpike Authority, Economic Development
              Revenue, Capital Appreciation, Series 1992,
              (FGIC Insured),
              4.933%*** 01/01/04........................................      2,000
                                                                           --------
            TEXAS -- 6.5%
   2,080    Lower Colorado River Authority, Texas, Revenue Bonds,
              Capital Appreciation, Series 1991B, (AMBAC Insured),
              5.434%*** 01/01/04........................................      2,080
   2,500    San Antonio, Texas, Electric & Gas Revenue, Capital
              Appreciation, Series 1989A, (AMBAC Insured),
              5.083%*** 02/01/04........................................      2,498
   3,165    Texas State, GO, Capital Appreciation, Series 1992, (FGIC
              Insured),
              5.139%*** 04/01/04........................................      3,157
                                                                           --------
                                                                              7,735
                                                                           --------
            WASHINGTON -- 1.3%
   1,500    Washington State, Public Power Supply System Revenue,
              Series 1990, (MBIA-IBC Insured),
              5.309%*** 07/01/04........................................      1,491
                                                                           --------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost $14,951)............................................     15,060
                                                                           --------
            U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 78.2%
            FEDERAL HOME LOAN BANK (FHLB) -- 3.4%
   4,000      5.100% 02/05/04...........................................      4,015
                                                                           --------
            FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 34.2%
  15,900      5.250% 02/15/04...........................................     15,981
  24,350      Discount note 03/25/04....................................     24,293
                                                                           --------
                                                                             40,274
                                                                           --------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 40.6%
  47,605      4.750% 03/15/04...........................................     47,954
                                                                           --------
            TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
              (Cost $91,716)............................................     92,243
                                                                           --------

PRINCIPAL
 AMOUNT                                                                      VALUE
  (000)                                                                      (000)
------------------------------------------------------------------------------------
            U.S. TREASURY NOTES -- 7.9%
              (Cost $9,192)
 $ 9,220      5.875% 02/15/04...........................................   $  9,275
                                                                           --------
            TOTAL INVESTMENTS
              (Cost $115,859*)................................      98.9%   116,578
                                                                           --------
            OTHER ASSETS AND LIABILITIES (NET)................       1.1%
            Cash........................................................   $    195
            Interest receivable.........................................      1,268
            Investment advisory fee payable.............................        (50)
            Administration fee payable..................................        (25)
            Accrued expenses and other liabilities......................        (49)
                                                                           --------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)....................      1,339
                                                                           --------
            NET ASSETS........................................     100.0%  $117,917
                                                                           ========
            NET ASSETS CONSIST OF:
            Undistributed net investment income.........................   $  4,633
            Accumulated net realized loss on investments sold...........        (23)
            Net unrealized appreciation of investments..................        719
            Paid-in capital.............................................    112,588
                                                                           --------
            NET ASSETS..................................................   $117,917
                                                                           ========
            Net asset value per share
              ($117,916,566 / 11,743,524 shares of common stock
              outstanding)..............................................     $10.04
                                                                           ========

---------------

 * Federal income tax information (see Note 5).

 ***
   Zero coupon security. The rate shown reflects the yield to maturity at December 31, 2003.

ABBREVIATIONS:

AMBAC     --   American Municipal Bond Assurance Corporation
FGIC      --   Federal Guaranty Insurance Corporation
GO        --   General Obligation
MBIA-IBC  --   Municipal Bond Insurance Association -- Insured Bond
               Certificate

                       SEE NOTES TO FINANCIAL STATEMENTS.

Nations Government Income Term Trust 2004, Inc.

  STATEMENT OF OPERATIONS


For the year ended December 31, 2003

(IN THOUSANDS)
INVESTMENT INCOME:
Interest....................................................     $        5,318
                                                                 --------------
EXPENSES:
Investment advisory fee.....................................                598
Administration fee..........................................                299
Transfer agent fees.........................................                 64
Legal and audit fees........................................                 66
Custodian fees..............................................                  8
Directors' fees and expenses................................                 11
Printing expense............................................                 33
Other.......................................................                 45
                                                                 --------------
    Total expenses..........................................              1,124
Fees reduced by credits allowed by the custodian............                 (2)
                                                                 --------------
    Net expenses............................................              1,122
                                                                 --------------
NET INVESTMENT INCOME.......................................              4,196
                                                                 --------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on investments.....................                 --
Net change in unrealized appreciation/(depreciation) of
  investments...............................................             (3,671)
                                                                 --------------
Net realized and unrealized gain/(loss) on investments......             (3,671)
                                                                 --------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................     $          525
                                                                 ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.
 4

Nations Government Income Term Trust 2004, Inc.

  STATEMENT OF CHANGES IN NET ASSETS


                                                                  YEAR ENDED        YEAR ENDED
                                                                   12/31/03          12/31/02
                                                                --------------------------------
(IN THOUSANDS)
Net investment income/(loss)................................    $        4,196    $        5,165
Net realized gain/(loss) on investments.....................                --               (26)
Net change in unrealized appreciation/(depreciation) of
  investments...............................................            (3,671)              392
                                                                --------------    --------------
Net increase/(decrease) in net assets resulting from
  operations................................................               525             5,531
Distributions to shareholders from net investment income....            (1,764)           (5,132)
Distributions to shareholders from realized gain............                --              (744)
Distributions to shareholders due to liquidation............            (2,161)               --
                                                                --------------    --------------
Net increase/(decrease) in net assets.......................            (3,400)             (345)
                                                                --------------    --------------
NET ASSETS:
Beginning of year...........................................           121,317           121,662
                                                                --------------    --------------
End of year.................................................    $      117,917    $      121,317
                                                                ==============    ==============
Undistributed net investment income at end of year..........    $        4,633    $        4,362
                                                                ==============    ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

Nations Government Income Term Trust 2004, Inc.

  FINANCIAL HIGHLIGHTS


For a share outstanding throughout each year.

                                              YEAR        YEAR        YEAR        YEAR        YEAR
                                              ENDED       ENDED       ENDED       ENDED       ENDED
                                            12/31/03#   12/31/02#   12/31/01#   12/31/00    12/31/99#
                                            ---------------------------------------------------------
OPERATING PERFORMANCE:
Net asset value, beginning of year........  $  10.33    $  10.36    $   9.92    $   9.56    $  10.00
                                            --------    --------    --------    --------    --------
Income from investment operations:
Net investment income.....................      0.36        0.44        0.53        0.59        0.62
Net realized and unrealized gain/(loss) on
  investments.............................     (0.32)       0.03        0.38        0.26       (0.49)
                                            --------    --------    --------    --------    --------
Net increase/(decrease) in net assets
  resulting from investment operations....      0.04        0.47        0.91        0.85        0.13
Dividends from net investment income......     (0.15)      (0.44)      (0.47)      (0.52)      (0.59)
Distributions from net realized gain......        --       (0.06)         --          --          --
Distributions from liquidation............     (0.18)         --          --          --          --
Increase from repurchase of common
  shares..................................        --          --          --*       0.03        0.02
                                            --------    --------    --------    --------    --------
Net asset value, end of year..............  $  10.04    $  10.33    $  10.36    $   9.92    $   9.56
                                            ========    ========    ========    ========    ========
Market value, end of year.................  $ 10.000    $ 10.260    $ 10.170    $  9.438    $  8.875
                                            ========    ========    ========    ========    ========
Total return++............................      0.72%       5.93%      12.95%      12.60%       0.24%
                                            ========    ========    ========    ========    ========
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
Net assets, end of year (000).............  $117,917    $121,317    $121,662    $116,466    $115,432
Ratio of operating expenses to average net
  assets..................................      0.94%       0.58%       0.25%       0.19%       0.21%
Ratio of operating expenses to average net
  assets without fees reduced by credits
  allowed by the custodian................      0.94%##     0.58%##     0.25%##     0.20%       0.22%
Ratio of net investment income to average
  net assets..............................      3.51%       4.25%       5.18%       6.06%       6.36%
Portfolio turnover rate...................         0%          0%**       56%        125%         26%
Ratio of operating expenses to average net
  assets without waivers, expenses
  reimbursed and/or fees reduced by
  credits allowed by the custodian........      0.94%##     0.95%##     0.96%##     0.90%       0.92%

---------------

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and is based on market value at period end.

 # Per share net investment income has been calculated using the monthly average shares method.

## The effect of the custodial expense offset (see Note 2) on the operating expense ratio, with and without waivers was less than 0.01%.

 * The effect of repurchase of common shares during the year was less than $0.01.

 **Amount represents less than 1%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 6

Nations Government Income Term Trust 2004, Inc.

  NOTES TO FINANCIAL STATEMENTS


Nations Government Income Term Trust 2004, Inc. (the "Company") was incorporated under the laws of the State of Maryland on November 3, 1993, and is registered with the Securities and Exchange Commission as a closed-end, diversified management investment company under the Investment Company Act of 1940, as amended. The Company commenced operations on February 28, 1994. The Company's investment objectives are to seek to provide a high level of current income and to return $10 per share (the initial public offering price per share) to shareholders on or about March 31, 2004.

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements.

Securities valuation: Securities are generally valued using prices provided by a pricing service or based upon broker-dealer quotations. Certain prices provided by broker-dealers or the pricing service may be based on a matrix pricing system, which considers such factors as security prices, yields and maturities on comparable securities. The value of mortgage-backed securities can be significantly affected by changes in interest rates. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be valued under procedures adopted by the Board of Directors. Certain securities may be valued based upon quotes provided by one or more principal market makers. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value.

Securities transactions and investment income: Securities transactions are recorded on trade date. Realized gains and losses are computed based on the specific identification of securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and recorded on an accrual basis.

When-issued/delayed-delivery securities: Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time the Company enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Credit risks exist on these commitments to the extent of any unrealized losses on the underlying securities purchased and any unrealized gains on the underlying securities sold. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and losses are recorded and reported in the same manner.

Dividends and distributions to shareholders: It is the Company's policy to declare and pay distributions from net investment income monthly to shareholders. The Company expects that all or a portion of net capital gains, if any, will be distributed to shareholders annually. Dividends and distributions to shareholders are recorded on ex-dividend date. The Company may elect to retain net long-term gains and pay corporate income tax thereon, which will result in federal tax consequences to shareholders. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Federal income tax: The Company intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its earnings to its shareholders. Therefore, no provision is made for federal income taxes.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND OTHER RELATED PARTY TRANSACTIONS

The Company has entered into an investment advisory agreement (the "Investment Advisory Agreement") with Banc of America Capital Management, LLC ("BACAP"), dated January 1, 2003, a wholly-owned subsidiary of Bank of America, N.A. ("Bank of America"), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, pursuant to which BACAP provides

Nations Government Income Term Trust 2004, Inc.

investment advisory services to the Company. Pursuant to the investment advisory agreement, the Company pays BACAP a monthly fee equal to an annual rate of 0.50% of the Company's average weekly net assets.

Effective January 1, 2003, BACAP serves as adviser to the Company without a sub-adviser.

BACAP Distributors, LLC ("BACAP Distributors"), a wholly-owned subsidiary of Bank of America, is the Company's administrator. In its role as administrator, BACAP Distributors supervises the Company's overall day-to-day operations and provides certain administrative services. BACAP Distributors also maintains certain of the Company's books and records and furnishes, at its own expense, such clerical assistance, bookkeeping and other administrative services as the Company may reasonably require in the conduct of its business. As compensation for both the administrative services and the expenses assumed by BACAP Distributors, the Company pays BACAP Distributors a monthly fee equal to an annual rate of 0.25% of the Company's average weekly net assets.

The Bank of New York ("BNY") serves as sub-administrator of the Company pursuant to an agreement with BACAP Distributors and provides certain administrative services in support of the operations of the Company. BNY's fees are paid out of the fees paid to BACAP Distributors by the Company for administrative services.

PFPC Inc. serves as the transfer agent and dividend disbursing agent for the Company.

BNY serves as the custodian of the Company's assets. For the year ended December 31, 2003, expenses of the Company were reduced by $1,799 under expense offset arrangements with BNY. The Company could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

No officer, director or employee of Bank of America, BACAP Distributors or BACAP, or any affiliate thereof, receives any compensation from the Company for serving as a Director or Officer of the Company.

3.  PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of long-term U.S. government securities for the year ended December 31, 2003 was $0 and $23,356,567, respectively.

4.  COMMON STOCK

At December 31, 2003, 1,000,000,000 shares of common stock, $0.001 par value, were authorized.

The Board of Directors of the Company has approved a stock repurchase plan that gives the Company the flexibility to engage in repurchases of its outstanding common stock. Accordingly, shareholders are notified that, from time to time, the Company may purchase shares of its common stock in an open market when management believes that such purchases are appropriate in light of market conditions, including the presence of a market discount. There were no share repurchases during the years ended December 31, 2003 and December 31, 2002.

5.  INCOME TAXES

Information on the tax components of capital at December 31, 2003 is as follows:

Cost of investments for tax purposes........................  $115,859,119
Gross tax unrealized appreciation...........................       719,306
Gross tax unrealized depreciation...........................          (123)
Net tax unrealized appreciation/(depreciation) on
  investments...............................................       719,183
Undistributed ordinary income/(accumulated ordinary loss)...     4,633,420*
Undistributed long-term gains/(accumulated capital loss)....       (23,135)

---------------

* To be distributed as liquidating distributions.

At December 31, 2003, the Company had available for federal income tax purposes unused capital losses of $22,222 and $812 expiring December 31, 2010 and December 31, 2011, respectively. However, if the Company terminates as expected on March 31, 2004, the capital loss carryforward must be utilized in 2004.

Nations Government Income Term Trust 2004, Inc.

The tax composition of dividends (other than return of capital dividends for the year) was as follows:

                                                                 2003          2002
                                                              ----------    ----------
Ordinary income.............................................  $1,763,877    $5,132,533
Liquidating dividends.......................................   2,160,808            --
Long-term capital gains.....................................          --       742,752

6.  FUND LIQUIDATION

On May 29, 2003, the Board of Directors of Nations Government Income Term Trust 2004, Inc. approved a Plan of Liquidation and Termination (the "Plan") which is intended to accomplish the complete liquidation and termination of the Company as both a registered investment company and a Maryland corporation. The Plan provides that shareholders on or about March 31, 2004 shall be entitled to receive a liquidating distribution equal to a prorata amount of the Company's assets, minus liabilities, represented by their shares.

7.  EVENTS

On September 3, 2003, the Office of the Attorney General for the State of New York ("NYAG") simultaneously filed and settled a complaint against Canary Capital Partners, LLC, et al. (collectively, "Canary"). The complaint alleged, among other things, that Canary engaged in improper trading in certain open-end Nations Funds. Specifically, the NYAG alleged that Canary engaged in activities that it characterized as "market timing" and also "late trading". There are no allegations of any improper trading in shares of the Company.

On September 8, 2003, Bank of America Corporation announced that, to the extent that the independent trustees determine that Nations Funds shareholders were adversely affected by a discretionary market-timing agreement or late trading activities, the adviser will make appropriate restitution. Bank of America Corporation also announced that the adviser will promptly return to Nations Funds that were the subject of a market-timing agreement all management and investment advisory fees it received as a result of such agreement. In addition, Bank of America Corporation has also agreed to make appropriate reimbursement of costs incurred by Nations Funds in connection with this matter. On September 16, 2003, the NYAG announced a criminal action, and the SEC announced a civil action, against a former employee of Banc of America Securities, LLC, a selling agent affiliated with the Nation Funds' distributor and adviser. In connection with these events, various lawsuits have been filed, some of which name Nations Funds, its Trustees and officers, some of whom also serve as Directors and officers of the Company, and BACAP, among others, as defendants. As of the date of this report, these lawsuits and investigations by various state and federal authorities, including the NYAG and the SEC, are ongoing.

Nations Government Income Term Trust 2004, Inc.

  REPORT OF INDEPENDENT AUDITORS


TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
NATIONS GOVERNMENT INCOME TERM TRUST 2004, INC.

In our opinion, the accompanying statement of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Nations Government Income Term Trust 2004, Inc. (the "Company") at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.

As discussed in Note 6, effective on or about March 31, 2004, the Company will be liquidated.

PricewaterhouseCoopers LLP
New York, New York
February 26, 2004

Nations Government Income Term Trust 2004, Inc.

  FUND GOVERNANCE                                                (UNAUDITED)


The Board of Directors (the "Board") of Nations Government Income Term Trust 2004, Inc. (the "Company") oversees the Company to ensure that it is managed and operated in the interests of shareholders. A majority of the directors ("Directors") are "independent," meaning that they have no affiliation with Bank of America, N.A., its affiliates, or the Company. The Directors bring distinguished backgrounds in government, business, academia and public service to their task of working with Company officers ("Officers") to establish the policies and oversee the activities of the Company. Although all Directors are charged with the fiduciary duty of protecting shareholders interests when supervising and overseeing the management and operations of the Company, the independent Directors have particular responsibilities for assuring that the Company is managed in the best interests of shareholders. The following table provides basic information about the Directors and certain Officers of the Company. The mailing address of each Director is c/o Nations Government Income Term Trust 2004, Inc., 101 South Tryon Street, 33rd Floor, Charlotte, North Carolina 28255.

                                                                                                    NUMBER OF
                                                                                                    FUNDS IN
                                                                                                      FUND
                                                                                                     COMPLEX
                   POSITION HELD    TERM OF OFFICE AND LENGTH       PRINCIPAL OCCUPATION(S)         OVERSEEN
NAME AND AGE      WITH THE COMPANY       OF TIME SERVED            DURING THE PAST FIVE YEARS      BY DIRECTOR
--------------------------------------------------------------------------------------------------------------
William P.        Director and      Indefinite term;           Senior Managing Director of The         83
Carmichael        Chairman of the   Director since 1999        Succession Fund (a company formed
Age: 60           Board                                        to advise and buy family owned
                                                               companies) from 1998 through April
                                                               2001.
William H. Grigg  Director          Indefinite term;           Retired; Chairman Emeritus since        83
Age: 71                             Director since 1993        December 1997 and Chairman and
                                                               Chief Executive Officer through
                                                               July 1997 -- Duke Power Co.
Thomas F. Keller  Director          Indefinite term;           R.J. Reynolds Professor of              83
Age: 72                             Director since 1993        Business Administration, Fuqua
                                                               School of Business, Duke
                                                               University, since July 1974; Dean,
                                                               Fuqua School of Business Europe,
                                                               Duke University, July 1999 through
                                                               June 2001


                         OTHER DIRECTORSHIPS
NAME AND AGE               HELD BY DIRECTOR
----------------  ----------------------------------
William P.        Director, Cobra Electronics
Carmichael        Corporation (electronic equipment
Age: 60           manufacturer), Rayovac Corp.
                  (batteries), The Finish Line
                  (apparel) and Golden Rule
                  Insurance Company; Chairman of the
                  Board and Board Member, Nations
                  Funds Family (6 registered
                  investment companies).
William H. Grigg  Director, The Shaw Group, Inc.,
Age: 71           Kuhlman Electric Corp.
                  (manufacturer of transformers) and
                  Faison Enterprises (real estate);
                  Director and Vice Chairman, Aegis
                  Insurance Services, Ltd. (a mutual
                  fund insurance company in
                  Bermuda); Board Member, Nations
                  Funds Family (6 registered
                  investment companies)
Thomas F. Keller  Director, Wendy's International,
Age: 72           Inc. (restaurant operating and
                  franchising), Dimon, Inc.
                  (tobacco) and Biogen, Inc.
                  (pharmaceutical biotechnology);
                  Board Member, Nations Funds Family
                  (6 registered investment
                  companies)

Nations Government Income Term Trust 2004, Inc.

  FUND GOVERNANCE (CONTINUED)                                    (UNAUDITED)

                                                                                                    NUMBER OF
                                                                                                    FUNDS IN
                                                                                                      FUND
                                                                                                     COMPLEX
                   POSITION HELD    TERM OF OFFICE AND LENGTH       PRINCIPAL OCCUPATION(S)         OVERSEEN
NAME AND AGE      WITH THE COMPANY       OF TIME SERVED            DURING THE PAST FIVE YEARS      BY DIRECTOR
--------------------------------------------------------------------------------------------------------------
Edward D. Bedard  President         Indefinite interim term;   Interim President and Chief             N/A
Age: 45                             Interim President and      Executive Officer of Nations Funds
                                    Chief Executive Officer    Trust ("NFST"), Nations Master
                                    since September 2003       Investment Trust ("NMIT") and
                                                               Nations Separate Account Trust
                                                               ("NSAT") since Sept. 2003; Interim
                                                               President and Chief Executive
                                                               Officer of the Company, Nations
                                                               Balanced Target Maturity Fund and
                                                               Hatteras Income Securities, Inc.
                                                               since Sept. 2003. Chief Financial
                                                               Officer of NFST, NMIT and NSAT
                                                               from Oct. 2002 through Oct. 2003;
                                                               Chief Financial Officer of the
                                                               Company, Nations Balanced Target
                                                               Maturity Fund and Hatteras Income
                                                               Securities, Inc. from 1997 through
                                                               Oct. 2003. Various to Senior Vice
                                                               President, Managing Director,
                                                               Chief Administrative Officer,
                                                               Treasurer and Manager, BACAP since
                                                               2000; Director, Senior Vice
                                                               President, and Treasurer of NB
                                                               Partner Corp. since 2000; Various
                                                               to Senior Vice President, Chief
                                                               Financial Officer and Manager of
                                                               BACAP Distributors, LLC since
                                                               1996; Various to Chief Operating
                                                               Officer and Senior Vice President
                                                               of BACAP Advisory Partners, LLC
                                                               since 2002; Senior Vice President
                                                               and Treasurer of Marsico
                                                               Management Holdings, L.L.C. since
                                                               2001; and Senior Vice President,
                                                               Bank of America, N.A. since 1996.
                                                               Mr. Bedard also serves as a Senior
                                                               Officer for other Bank of America-
                                                               affiliated entities, including
                                                               various registered and
                                                               unregistered funds.
Gerald Murphy     Chief Financial   Indefinite interim term    Interim Chief Financial Officer of      N/A
Age: 44           Officer and       (Chief Financial           NFST, NMIT and NSAT since Sept.
                  Treasurer         Officer); Interim Chief    2003; Interim Chief Financial
                                    Financial Officer since    Officer of the Company, Nations
                                    September 2003             Balanced Target Maturity Fund and
                                                               Hatteras Income Securities, Inc.
                                                               since Sept. 2003; Treasurer of
                                                               NFST, NMIT and NSAT since Jan.
                                                               2003; Treasurer of the Company,
                                                               Nations Balanced Target Maturity
                                                               Fund and Hatteras Income
                                                               Securities, Inc. since 1999;
                                                               Senior Vice President, BACAP (or
                                                               its predecessors) since 1998; Vice
                                                               President, Citibank 1997-December
                                                               1998. Mr. Murphy also serves as a
                                                               Senior Officer for other Bank of
                                                               America-affiliated entities,
                                                               including various registered and
                                                               unregistered funds.
Robert B.         Secretary and     Indefinite term;           Secretary of NFST, NMIT and NSAT        N/A
Carroll           Chief Legal       Secretary since 1997;      since Jan. 2003; Secretary of the
Age: 43           Officer           Chief Legal Officer since  Company, Nations Balanced Target
                                    2003.                      Maturity Fund and Hatteras Income
                                                               Securities, Inc. since 1997; Chief
                                                               Legal Officer of each of the above
                                                               entities since August 2003;
                                                               Associate General Counsel, Bank of
                                                               America Corporation since 1999;
                                                               Assistant General Counsel, Bank of
                                                               America Corporation 1996-1999. Mr.
                                                               Carroll also serves as a Senior
                                                               Officer for other Bank of America-
                                                               affiliated entities, including
                                                               various registered and
                                                               unregistered funds.


                         OTHER DIRECTORSHIPS
NAME AND AGE               HELD BY DIRECTOR
----------------  ----------------------------------
Edward D. Bedard                 N/A
Age: 45
Gerald Murphy                    N/A
Age: 44
Robert B.                        N/A
Carroll
Age: 43

Nations Government Income Term Trust 2004, Inc.

  DIVIDEND REINVESTMENT PLAN


The Company's Dividend Reinvestment Plan (the "Plan") offers an automatic way to reinvest dividends and capital gains distributions in shares of the Company.

PARTICIPATION

Shareholders of record will receive their dividends in cash unless they have otherwise instructed PFPC (the "Plan Agent"), acting as agent for each participant in the Plan, in writing. Such a notice must be received by the Plan Agent not less than 5 business days prior to the record date for a dividend or distribution in order to be effective with respect to that dividend or distribution. A notice which is not received by that time will be effective only with respect to subsequent dividends and distributions.

Shareholders who do not participate in the Plan will receive all distributions by check mailed directly to the shareholder by PFPC, as dividend paying agent. For federal income tax purposes, dividends are treated as income or capital gains, regardless of whether they are received in cash or reinvested in additional shares.

Participants may terminate their participation in the Plan by written notice to the Plan Agent. If the written notice is received at least 5 business days before the record date of any distribution, it will be effective immediately. If such notice is received after that date, it will be effective as soon as possible after the reinvestment of the dividend or distribution.

PRICING OF DIVIDENDS AND DISTRIBUTIONS

Whenever the Company's Board of Directors declares a dividend or other distribution payable in cash or, at the option of the Plan Agent, in shares of capital stock issued by the Company, the Plan Agent will elect on behalf of the participants to receive the dividend in authorized but unissued shares of capital stock if the net asset value per share (as determined by the investment advisor of the Company as of the close of business on the record date for the dividend or distribution) is equal to or less than 95% of the closing market price per share of the capital stock of the Company on the New York Stock Exchange (the "Exchange") on such record date plus estimated brokerage commissions. The number of such authorized but unissued shares to be credited to a participant's account will be determined as of the close of business on the record date for the dividend, by valuing such shares at the greater of the net asset value per share or 95% of the market price per share. The Plan Agent will credit each participant's account with the number of shares corresponding in value, as determined under the foregoing formula, to the amount such participant would have received in cash had such participant not elected to participate in this Plan.

If the net asset value per share is equal to or less than the closing market price per share of the capital stock of the Company on the Exchange on such record date plus estimated brokerage commissions but exceeds 95% of such closing market price plus estimated brokerage commissions, the Plan Agent may elect on behalf of all participants (i) to take the dividend in cash and as soon as practicable thereafter, consistent with obtaining the best price and execution, proceed to purchase in one or more transactions the shares of capital stock in the open market, at the then current price as hereinafter provided, and will credit each participant's account with the number of shares corresponding in value, as determined by the price actually paid on the open market for such shares including brokerage expenses, to the amount such participant would have received in cash had such participant not elected to participate in this Plan or
(ii) to receive the dividend in authorized but unissued shares of capital stock, in which case the Plan Agent will credit each participant's account with the number of shares corresponding in value (determined by valuing such shares at the greater of the net asset value per share or 95% of the market price per share, in each case as of the close of business on the record date for the dividend or distribution) to the amount such participant would have received in cash had such participant not elected to participate in this Plan.

If the net asset value per share is higher than the closing market price per share of the capital stock on the Exchange including estimated brokerage commissions on such record date, the Plan Agent will elect to take the dividend in cash and as soon as practicable, consistent with obtaining the best price and execution, the Plan Agent will proceed to purchase in one or more transactions the shares of capital stock in the open market, at the then current price as hereinafter provided. Each participant's account will be credited with the number of shares corresponding in value, as determined by the price actually paid on the open market for such shares including brokerage expenses, to the amount

Nations Government Income Term Trust 2004, Inc.

such participant would have received in cash had such participant not elected to participate in this Plan. Under such circumstances, in anticipation of receipt of a dividend in cash, the Plan Agent may purchase shares in the open market during the period between the record date and the payable date for the dividend or distribution. The Plan has been amended to specifically authorize such anticipatory purchases.

If the Plan Agent elects to purchase shares in the open market, and if before the Plan Agent has completed its purchases the market price exceeds the net asset value per share, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the Company's shares, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Company. During certain market conditions, it may be impracticable or impossible to complete a market purchase program at prices that are below or not substantially in excess of net asset value, and, in such event, the Company may, in its discretion, issue the required shares.

NO SERVICE FEE TO REINVEST

There is no service fee charged to participants for reinvesting dividends or distributions from net realized capital gains. The Plan Agent's fees for the handling of the reinvestment of dividends and capital gains distributions will be paid by the Company. There will be no brokerage commissions with respect to shares issued directly by the Company as a result of dividends or capital gains distributions payable either in stock or cash. However, participants will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of any dividends or capital gains distributions payable only in cash.

PLAN AGENT ADDRESS AND TELEPHONE NUMBER

You may obtain more detailed information by requesting a copy of the Plan from the Plan Agent. All correspondence (including notifications) should be directed to: Nations Government Income Term Trust 2004, Inc., Dividend Reinvestment Plan, c/o PFPC Inc., P.O. Box 34602, Charlotte, NC 28234, 1.800.982.2271.

PO Box 34602
Charlotte, NC 28254-4602
Toll Free 1.800.231.7854









2004AR 12/03

ITEM 2.  CODE OF ETHICS.

         (a) As of the end of the period covered by this report, the Company has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

         (b) Not applicable.

         (c) The Company has not amended its code of ethics during the period covered by the shareholder report presented in Item 1 hereto.

         (d) The Company has not granted a waiver or an implicit waiver from a provision of its code of ethics during the period covered by the shareholder report presented in Item 1 hereto.

         (e) Not applicable.

         (f) The Company's code of ethics is attached as an exhibit hereto.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         The Company's Board of Directors has determined that Dr. Thomas F. Keller qualifies as an audit committee financial expert, as defined in
         Item 3 of Form N-CSR. Dr. Keller is considered independent for purposes of Item 3 of Form N-CSR. He is an "independent" trustee (i.e., he is not an interested person of the registrant as defined in the Investment Company Act of 1940, nor has he accepted directly or indirectly any consulting, advisory or other compensatory fee from the registrant, other than in his capacity as a Director).

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $35,200 for 2002 and $20,750 for 2003.

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2002 and $0 for 2003.

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $8,000 for 2002 and $8,515 for 2003.

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2002 and $0 for 2003.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.


             BACAP/NATIONS GOVERNMENT INCOME TERM TRUST 2004, INC.
              POLICY FOR APPROVAL OF AUDIT AND NON-AUDIT SERVICES


Under the new Sarbanes-Oxley rules, the Audit Committee is required to pre-approve all audit and non-audit services rendered by PWC to the Funds, and those non-audit services relating directly to the Funds' operations and financial reporting that are rendered by PWC to BACAP and those of its affiliates that provide ongoing services to the Fund.

Annual Pre-approval of audit and  non-audit services

We would ask that the Audit Committee continue to pre-approve the following at the November board meeting:

o    amounts for the annual audit services.

o    amounts related to the annual tax services.

o separate amounts for "agreed upon procedures" and consultative type of work. More specifically, this would include agreed upon procedures relating to the funds' accounting records and/or tax compliance in connections with mergers, in-kind contributions or redemptions and other fund reorganizations, up to a maximum $50,000 per annum.

o Separate amounts for tax consultations, research and discussions relating to proposed new registered funds and existing funds. This includes advice regarding the tax consequences of proposed or actual fund transactions, tax reporting issues and assistance in responding to inquiries from tax authorities. Management is requesting pre-approval for engagements that are less than $10,000 individually and $50,000 in the aggregate.

o Consultations, research and discussion regarding accounting and auditing issues relating to new or existing Funds. Pre-approved for engagements that are less than $10,000 individually and $25,000 in the aggregate.

o    Continuing education seminars for BACAP personnel.

Management will review with the Audit Committee at each November Board meeting these requested approvals. At this meeting Management would review the scope and fees related to the audit and tax services and also review the requests for pre-approval for "agreed upon procedures" and other consultative work.

Approval of additional non-audit services

To the extent that management would want PWC to do additional work above and beyond the pre-approved amounts, we would suggest the following:

To the extent that management seeks approval of such services at a regularly scheduled board meeting, the following will apply:

     o The matter will be covered under an agenda item in the Audit Committee agenda. Management will review with the Audit Committee the dollar amount and the business reasons for the needed work. The appropriate representatives from PWC will be present as needed by the Audit Committee.


To the extent that management is requesting approval between Board meetings, the following will apply:

     o If the request is for less than $50,000, then Management will call the Chairman of the Audit Committee and inform the Chairman as to the details regarding the request. This information would include:

          >   The requested dollar amount.

          >   A detailed description of the work to be done.

          >   The business reasons for the needed work.

     o The Chairman will have the authority to approve or disapprove these non-audit fees. If the Chairman is unavailable to serve in this capacity, the Audit Committee has authorized an alternative member of the Audit Committee to approve or disapprove said fees. The Chairman also has the discretion to call a telephonic Audit Committee meeting if it is believed that the service raises issues where it is believed that the entire committee should discuss prior to approval.

     o To the extent that the Chairman approves such request, management and the Audit Committee Chairman / management will present to the full Board at the next regularly scheduled Board meeting.

     o If the request is for more than $50,000, then Management will call the Chairman of the Audit Committee and inform the Chairman as to the details regarding the request. This information would include the requested dollar amount as well as a detailed description of the work to be done and the business reasons for the needed work. Management will then arrange for a telephonic Audit Committee meeting to discuss the request in more detail and to request the approval of the fees by the Audit Committee.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's Audit Committee pursuant to the "de minimis exception" set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 (except for fees on tax services as disclosed above) and $18.1 million, respectively, for year ended December 31, 2002 and $0 (except for fees on tax services as disclosed above) and $14.7 million, respectively, for year ended December 31, 2003.

(h) The registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to
         (c)(7)(ii) or Rule 2-01 of Regulation S-X is compatible with maintaining the independence of the registrant's principal accountant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

         (a) The Company has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. Dr. Thomas F. Keller (Chairman), William H. Grigg and William P. Carmichael comprise the Audit Committee of the Board of Directors of the Company.

         (b) Not applicable

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)                 NATIONS GOVERNMENT INCOME TERM TRUST 2004
                        HATTERAS INCOME SECURITIES, INC.


                       PROXY VOTING POLICY AND PROCEDURES


         The Boards* of Nations Government Income Term Trust 2004, Inc. ("Term Trust 2004") and Hatteras Income Securities, Inc. ("Hatteras") have determined that it is in the best interests of Term Trust 2004 and Hatteras (each, a "Company" and collectively, the "Companies") for the Companies to adopt the following policy and procedures with respect to voting proxies relating to portfolio securities held by the Companies.

I.  POLICY

         It is the policy of each Company to delegate the responsibility for voting proxies relating to portfolio securities held by a Company to the Company's investment adviser (the "Adviser"), as a part of the Adviser's general management of the Company's portfolio, subject to the Board's continuing oversight. Each Board hereby delegates such responsibility to the Adviser, and directs the Adviser to vote proxies relating to portfolio securities held by the respective Company consistent with the duties and procedures set forth below. The Adviser may retain one or more vendors to review, monitor and recommend how to vote proxies in a manner consistent with the duties and procedures set forth below, to ensure that such proxies are voted on a timely basis and to provide reporting and/or record retention services in connection with proxy voting for the Companies. Any expenses relating to the retention of vendors or other costs relating to compliance with this policy will be allocated among the Adviser and the appropriate Companies in the manner approved by the Boards from time to time.

II.  FIDUCIARY DUTY

         The right to vote a proxy with respect to portfolio securities held by a Company is an asset of such Company. The Adviser acts as a fiduciary of the Company and must vote proxies in a manner consistent with the best interests of the Company and its shareholders. In discharging this fiduciary duty, the Adviser must maintain and adhere to its policies and procedures for addressing conflicts of interest and must vote proxies in a manner substantially consistent with its policies, procedures and guidelines, as presented to the Board.

III.  PROCEDURES

         The following are the procedures adopted by each Board for the administration of this policy:

         A. Review of Adviser Proxy Voting Procedures. The Adviser shall present to the Board its policies, procedures and other guidelines for voting proxies at least annually, and must notify the Board promptly of material changes to any policies and procedures, including any substantive changes to its procedures for addressing conflicts of interest. The Adviser is not required to notify the Board of changes relating to any guidelines for voting specific types of proxies except as part of the annual presentation. The respective Board shall review the policies, procedures and other guidelines presented by the Adviser to determine that they are consistent with these policies and procedures. Upon request, the Adviser shall provide the appropriate Company with a copy of its policies, procedures and other guidelines or a description of such policies, procedures and guidelines for the purpose of filing such document(s) in the Company's N-CSR filings or as otherwise required by the Investment Company Act of 1940 and the rules promulgated thereunder.

         B. Board Reporting. The Adviser shall provide such reports to the Board as the Board may reasonably request from time to time.

         C. Voting Record Reports. The Adviser shall provide the voting record information necessary for the completion and filing of Form N-PX to the respective Company at least annually. Such voting record information shall be in a form acceptable to the Company and shall be provided at such time(s) as are required for the timely filing of Form N-PX and at such additional time(s) as the Company and the Adviser may agree to from time to time.

         D. Record Retention. The Adviser shall maintain such records with respect to the voting of proxies as may be required by the Investment Advisers Act of 1940 and the rules promulgated thereunder or by the Investment company Act of 1940 and the rules promulgated thereunder.

         E. Conflicts of Interest. In the event that the Adviser notifies the officer(s) of a Company that a conflict of interest cannot be resolved under the Adviser's Proxy Voting Procedures, such officer(s) are responsible for notifying the Audit Committee of the Company of the irreconcilable conflict of interest and assisting the Audit Committee with any actions it determines are necessary.

IV.  REVOCATION

         The delegation by a Board of the authority to vote proxies relating to portfolio securities of a Company is entirely voluntary and may be revoked by the Board, in whole or in part, at any time.

V.  REVIEW OF POLICY

         The Boards shall review and approve such changes to these policies and procedures as the Boards deem necessary from time to time.



--------
* For convenience, Directors of Hatteras and Term Trust 2004 are collectively referred to in these procedures as the "Boards."

(b)

                     BANC OF AMERICA CAPITAL MANAGEMENT, LLC

                               PROXY VOTING POLICY

Introduction

Many of BACAP's investment management clients have delegated to BACAP the authority and responsibility to vote proxies* for the voting securities held in their accounts. Where BACAP has been granted the authority and accepted the responsibility for voting proxies, it will determine whether and how to do so, in the case of individual proxies, in accordance with this Proxy Voting Policy (the "Policy"). BACAP reserves the right to amend this Policy at any time.

BACAP endeavors to vote, in accordance with this Policy, all proxies of which it becomes aware, subject to the following exceptions (unless otherwise agreed) when BACAP expects to routinely abstain from voting:

1. Proxies may not be voted in cases where BACAP anticipates that it may soon be removing the security from a given client's account.

2. Proxies will usually not be voted in cases where the security has been loaned from the client's account, or where BACAP determines that the costs to the client and/or the administrative inconvenience of voting the security (e.g., foreign securities) outweigh the benefit of doing so.

Ordinarily, BACAP will not notify clients when it abstains from voting in these routine circumstances.

When BACAP votes proxies it will do so in the best interest of its clients (defined, for this purpose, as in the best interest of enhancing or protecting the economic value of client accounts), considered as a group, as BACAP determines in its sole and absolute discretion.

BACAP generally will not accept proxy -voting authority from a client if the client seeks to impose client-specific voting guidelines that may be inconsistent with BACAP's guidelines or with the client's best economic interest in BACAP's view.

Proxy Committee

Proxy voting is overseen by the BACAP Proxy Committee. The Proxy Committee is composed of senior investment, operations and client service professionals. The Committee is responsible for setting general policy as to the voting of proxies and the maintenance and administration of this Policy. Specifically, the
Committee:


--------
* The term "proxy" as used herein also refers to consents, elections and authorizations solicited by any party with respect to securities of any sort.

1. Reviews this Policy and associated Proxy Voting Guidelines annually and approves, from time to time, any amendments which it considers to be advisable and consistent with the Policy's overall mandate of serving the best economic interests of those BACAP advisory clients for which the firm has proxy voting authority.

2. Considers special proxy issues as may arise from time to time, including voting proxies:

     o for which the Proxy Voting Guidelines do not provide clear and definitive guidance; and/or

     o where an exception to the established Guidelines may be in the best interests of BACAP clients.

Proxy Voting Administration

BACAP Operations administers this Policy on a continuous basis through a Proxy Team that reports to BACAP's Managing Director (Operations). The Proxy Team has the following duties:

1. Continuously maintain the Proxy Voting Guidelines and make recommendations, as necessary, to the Proxy Committee regarding their amendment.

2. Monitor the solicitation of proxies for securities in client advised accounts.

3. Routine voting of proxies in accordance with this Policy and BACAP's Proxy Voting Guidelines.

4.   Coordinate the Proxy Committee's review of any new or unusual proxy issues.

5. Oversee the work of any third-party proxy service provider which BACAP may retain and the protocols needed to ensure that the service provider timely and accurately accomplishes all votes and fulfills all other responsibilities as directed by BACAP.

6. Coordinate responses to BACAP investment professionals' questions, if any, regarding proxy issues and this Policy, including forwarding specialized proxy research received from the proxy service provider.

7. Establish and preserve (or ensure that BACAP's proxy service provider does so) all required records as to proxy voting.

8. Ensure that clients that so request are timely furnished copies of this Policy.

9. Establish and maintain the means by which reports of proxy voting on behalf of BACAP-advised accounts are timely and confidentially made available to clients of the firm that request to receive these for their accounts.

Proxy Voting Guidelines

BACAP policy is to vote proxies, subject to the foregoing overall best economic interest standard, in accordance with written Proxy Voting Guidelines ("Guidelines"), as established by the Proxy Committee. A copy of the Guidelines is attached and incorporated within this Policy as "Attachment A". As an aid rather than a substitute for applying the Guidelines, BACAP also regularly considers the analysis and recommendations of an independent proxy service provider.

Conflicts of Interest

With Other Bank of America Businesses

Bank of America Corporation ("BAC", the ultimate corporate parent of BACAP, Bank of America, N.A. and all of their numerous affiliates) owns, operates and has interests in many lines of business that may create or give rise to the appearance of a conflict of interest between BAC or its affiliates and those of BACAP-advised clients. For example, the commercial and investment banking business lines may have interests with respect to issuers of voting securities that could appear to or even actually conflict with BACAP's duty, in the proxy voting process, to act in the best economic interest of its clients.

Within BACAP

Conflicts of interest may also arise from the business activities of BACAP. For example, BACAP might manage (or be seeking to manage) the assets of a benefit plan for an issuer. BACAP may also be presented with an actual or apparent conflict of interest where proxies of securities issued by BAC or the Nations Funds, for which BACAP serves as investment adviser, are to be voted for a client's account.

Management of Conflicts

BACAP's policy is to always vote proxies in the best interests of its clients, as a whole, without regard to its own self -interest or that of its affiliates. BAC as well as BACAP has various compliance policies and procedures in place in order to address any material conflicts of interest that might arise in this context.


     o BAC's enterprise-wide Code of Ethics specifically prohibits the flow of certain business-related information between associates on the commercial and/or investment banking side of the corporation and associates charged with trust or (as in the case of BACAP associates) non-trust fiduciary responsibilities, including investment decision-making and proxy voting.

          o In addition, BAC has adopted "Global Policies and Procedures Regarding Information Walls and Inside Information." Pursuant to these policies and procedures, "information barriers" have been established between various BAC business lines designed to prohibit the passage of certain information across those barriers.

     o Within BACAP, the BACAP Code of Ethics affirmatively requires that associates of the firm act in a manner whereby no actual or apparent conflict of interest may be seen as arising between the associate's interests and those of BACAP's clients.

     o By assuming his or her responsibilities pursuant to this Policy, each member of the Proxy Team and the Proxy Committee undertakes:

          1. To disclose to the Managing Director (Operations) or chairperson of the Proxy Committee, respectively, any actual or apparent personal material conflicts of interest which he or she may have (e.g., by way of substantial ownership of securities, relationships with nominees for directorship, members of an issuer's or dissident's management or otherwise) in determining whether or how BACAP shall vote proxies; and

          2. To refrain from taking into consideration, in the decision as to whether or how BACAP shall vote proxies:

               o The existence of any current or prospective material business relationship between BACAP, BAC or any of their affiliates, on one hand, and any party (or its affiliates) that is soliciting or is otherwise interested in the proxies to be voted, on the other hand; and/or

               o Any direct, indirect or perceived influence or attempt to influence such action which the member views as being inconsistent with the purpose or provisions of this Policy or the BAC or BACAP Codes of Ethics.

Where a material conflict of interest is determined to have arisen in the proxy voting process which may not be adequately mitigated by voting in accordance with the predetermined Voting Guidelines, BACAP's policy is to invoke one or more of the following conflict management procedures:

1. Convene the Proxy Committee for the purpose of voting the affected proxies in a manner that is free of the conflict.

2. Causing the proxies to be voted in accordance with the recommendations of a qualified, independent third party, which may include BACAP's proxy service provider.

3. In unusual cases, with the client's consent and upon ample notice, forwarding the proxies to BACAP's clients so that they may vote the proxies directly.

Alternative Investment Proxies and Consents

Introduction

BACAP clients may invest in securities ("Alternative Investments") issued by alternative investment vehicles (i.e., hedge funds, private equity funds, and other alternative investment pools) that are structured as private limited partnerships ("LPs"), limited liability companies ("LLC") or offshore corporations. Generally, BACAP's Alternative Investment Group ("AIG") is the platform through which BACAP provides advisory services relating to Alternative Investments.

The voting rights of Alternative Investments generally are rights of contract set forth in the limited liability company or limited partnership agreement, in the case of LLCs and LPs, or Memorandum and Articles of Association or Bylaws, in the case of offshore corporations. Also, as privately placed securities, Alternative Investments generally are not subject to the regulatory scheme applicable to public companies. Consequently, in most cases, proxies are not solicited regarding Alternative Investment vehicles. Instead, consents may be solicited from members, limited partners or shareholders.

Because of the unique characteristics of Alternative Investments, BACAP has a tailored process for voting Alternative Investment proxies and consents.

Process

The AIG Proxy Sub-Committee will vote all Alternative Investment proxies and consents in accordance with this Policy. The AIG Proxy Sub-Committee consists of AIG senior management, investment and operations professionals and its actions are subject to the supervision and oversight of the BACAP Proxy Committee. Conflicts of interest are to be monitored and resolved as set forth above in this Policy.

Availability of Policy and Proxy Voting Records to Clients

BACAP will initially inform clients of this Policy and how a client may learn of BACAP's voting record for the client's securities through summary disclosure in
Part II of BACAP's Form ADV. Upon receipt of a client's request for more information, BACAP will provide to the client a copy of this Policy and/or how BACAP voted proxies for the client pursuant to this Policy for up to a one-year period.

                          BACAP PROXY VOTING GUIDELINES

The following guidelines are to be followed by the BACAP Proxy Team when voting proxies routinely solicited with respect to securities of public companies held in the accounts of BACAP advised clients. These guidelines are to be applied in conjunction with and subject to all provisions of BACAP's Proxy Voting Policy, including the provision of that Policy that all proxies that BACAP votes shall be voted in the best economic interest of its clients.

The guidelines are grouped according to the types of proposals generally presented to shareholders. Part I deals with proposals that have been approved and recommended for favorable action by the board of directors of publicly held companies other than investment companies. Part II deals with proposals submitted by shareholders for inclusion in the proxy statements of such companies, but which the companies' management and board of directors oppose.
Part III addresses proxies of both sorts regarding investment companies. Part IV deals with proxies and consents related to Alternative Investments.


I.   BOARD-APPROVED PROPOSALS

Proxies will generally be voted FOR board-approved proposals, except as follows:

     A.   MATTERS RELATING TO THE BOARD OF DIRECTORS

Proxies will be voted FOR the election of the company's nominees for director and FOR board-approved proposals on other matters relating to the board of directors (provided that such nominees and other matters have been approved by an independent nominating committee), except as follows:

     o    BACAP will WITHHOLD VOTES for one or more nominees for director if

          o    The board does not have a majority of independent directors;

          o The board does not have an audit committee comprised solely of independent directors; or

          o Issues as to director nominations and executive compensation are decided other than by approval of (i) a majority of all incumbent independent directors, or (ii) board committees comprised of a majority of such directors.

For these purposes, an "independent director" is a director who meets all requirements to serve as an independent director of a company under the then applicable listing standards of the company's principal market center (e.g., NYSE, AMEX, NASDAQ). Proxies will generally be voted on a CASE-BY-CASE BASIS on board-approved proposals where the board fails to meet these basic independence standards.


     o BACAP will vote on a CASE-BY-CASE BASIS in contested elections of directors.

     o BACAP may WITHHOLD VOTES ON A CASE-BY-CASE BASIS for nominees for director that have failed to observe good corporate governance practices or, through specific corporate action or inaction (e.g., failing to implement policies for which a majority of shareholders has previously cast votes in favor), have demonstrated a disregard for the interests of shareholders.

     o BACAP will vote AGAINST proposals to classify a board, absent special circumstances indicating that shareholder interests would be better served by this structure.

     B.   CORPORATE GOVERNANCE

BACAP will vote on a CASE-BY-CASE BASIS on board-approved proposals relating to corporate governance (including director and officer liability and indemnity provisions; proxy contest advance notice and expense reimbursement provisions), except as follows:

     o BACAP will vote FOR proposals to provide or to restore shareholder appraisal rights.

     o    BACAP will usually vote AGAINST proposals:

          o    to eliminate cumulative voting; or
          o    that provide that
               -    directors may be removed only for cause; or
               - replacements to fill board vacancies may be voted on only by continuing directors.

     C.   COMPENSATION

BACAP will vote on a CASE-BY-CASE BASIS on board-approved proposals relating to compensation or benefits issues relating to directors, executives or employees, except as follows:

     o Except where BACAP withholds votes for a majority of the nominees standing for election as directors, BACAP will vote FOR:

          o Compensation or benefit plans and arrangements (including severance arrangements), subject to the exceptions noted below.

          o    Employee stock purchase plans that have the following features:
               1. shares purchased under the plan are acquired for no less than 85% of their market value,
               2.   the offering period under the plan is 27 months or less, and
               3.   dilution is 10% or less.

     o BACAP will vote AGAINST stock option plans that permit replacing or repricing of out-of-the-money options, and AGAINST any proposal to authorize the replacement or repricing of such options.

     o BACAP will vote AGAINST stock option plans that permit issuance of options with an exercise price below the stock's market price at time of issuance.

BACAP may vote AGAINST executive compensation or benefits (including severance) proposals on a CASE-BY-CASE BASIS where compensation is viewed by BACAP as being excessive in comparison with prevailing industry standards. In voting on proposals relating to executive compensation or benefits, BACAP will consider whether the proposal has been approved by an independent compensation committee (or a majority of all independent members) of the board.

     D.   CAPITALIZATION

BACAP will vote on a CASE-BY-CASE BASIS on board-approved proposals involving changes to a company's capitalization, except that where BACAP is not otherwise withholding votes for a majority of the nominees standing for election as directors:

     o BACAP will vote FOR proposals relating to the authorization of additional common stock, providing they are not excessively dilutive (except where such proposals relate to a specific transaction, in which case BACAP will vote on a CASE-BY-CASE BASIS).

     o BACAP will vote FOR proposals to effect stock splits (excluding reverse stock splits.)

     o    BACAP will vote FOR proposals authorizing share repurchase programs.


     E. ACQUISITIONS, MERGERS, REORGANIZATIONS AND OTHER RESTRUCTURING TRANSACTIONS

BACAP will vote on a CASE-BY-CASE BASIS on business transactions such as acquisitions, mergers, reorganizations, spin-offs, buyouts, liquidations and sale of all or substantially all of a company's assets.

     F.   TAKEOVER DEFENSE

BACAP will vote AGAINST board-approved proposals to adopt anti-takeover measures such as supermajority voting provisions, issuance of blank check preferred stock, the creation of a separate class of stock with disparate voting rights and charter amendments adopting control share acquisition provisions, except as follows:

     o BACAP will vote FOR proposals to opt out of control share acquisition statutes.

     o BACAP will vote on a CASE-BY-CASE BASIS on proposals to ratify or approve specific shareholder rights plans (commonly referred to as "poison pills") or "fair price" provisions.

     o BACAP will vote on a CASE-BY-CASE BASIS on proposals to change place of incorporation to a jurisdiction having anti-takeover laws or whose laws will have an adverse impact on shareholder rights or taxation issues.

     G.   OTHER BUSINESS MATTERS

BACAP will vote FOR board-approved proposals approving routine business matters such as changing the company's name, ratifying the appointment of auditors and procedural matters relating to the shareholder meeting, except as follows:

     o BACAP will vote on a CASE-BY-CASE BASIS on proposals to amend a company's charter or bylaws.

     o BACAP will vote AGAINST authorization to transact other unidentified, substantive business at the meeting.

     o BACAP will vote on a CASE-BY-CASE BASIS on all other business matters where BACAP is otherwise withholding votes for the entire board of directors.

BACAP will determine, on a CASE-BY-CASE BASIS, whether and how to vote on "bundled" or otherwise conditioned proposals, depending on the overall economic effects upon shareholders.


II.  SHAREHOLDER PROPOSALS

BACAP will generally vote IN ACCORDANCE WITH THE RECOMMENDATION OF THE COMPANY'S BOARD OF DIRECTORS on all shareholder proposals, except as follows:

     o BACAP will vote FOR shareholder proposals to declassify a board absent special circumstances that would indicate that shareholder interests are better served by a classified board structure.

     o BACAP will vote FOR shareholder proposals to require shareholder approval or ratification of shareholder rights plans and/or anti-greenmail provisions.

     o BACAP will vote on a CASE-BY-CASE BASIS on proposals requiring shareholder approval or ratification of executive severance arrangements.

     o BACAP will vote FOR shareholder proposals that are consistent with BACAP's voting proxy guidelines for board-approved proposals.

     o BACAP will vote on a CASE-BY-CASE BASIS on other shareholder proposals where BACAP is otherwise withholding votes for a majority of the nominees standing for election as directors.

     o BACAP will generally ABSTAIN from voting on shareholder proposals predominantly involving social, socio-economic, environmental, political or other similar matters on the basis that their impact on share value can rarely be anticipated with any high degree of confidence. BACAP may, on a CASE-BY-CASE BASIS, vote:
          o FOR proposals seeking inquiry and reporting with respect to, rather than cessation or affirmative implementation of, specific policies where the pertinent issue warrants separate communication to shareholders.
          o FOR or AGAINST the latter sort of proposal in light of the relative benefits and detriments (e.g. distraction, costs, other burdens) to share value which may be expected to flow from passage of the proposal

III. INVESTMENT COMPANY MATTERS

     A.   BOARD-APPROVED PROPOSALS

Proxies will generally be voted FOR board-approved proposals, except as follows:

     o BACAP will vote on a CASE-BY-CASE BASIS regarding the following matters:

          o    Contested elections of directors.

          o    Approval of investment advisory and/or distribution agreements.

          o    Approval of distribution plans.

          o    Issuance of preferred stock.

          o    Conversion of the company from closed-end to open-end form.

          o    Changes in the "fundamental policies" of the company.

          o    Change in the state or form of organization of the company.

          o Mergers, acquisitions, reorganizations, liquidations or sales of all or substantially all of the assets of the company.


     B.   SHAREHOLDER PROPOSALS

BACAP will generally vote IN ACCORDANCE WITH THE RECOMMENDATION OF THE COMPANY'S BOARD OF DIRECTORS on all shareholder proposals, except as follows:

     o BACAP will vote on a CASE-BY-CASE BASIS regarding the following matters:

          o Proposals to terminate or to submit investment advisory and/or distribution agreements for competitive bidding.

          o    Conversion of the company from closed-end to open-end form.

IV.  BACAP ALTERNATIVE INVESTMENT GROUP ("AIG") MATTERS

The AIG Proxy Sub-Committee generally will vote in accordance with the guidelines set forth in Sections I, II, and III above. With respect to matters that are not addressed by the guidelines, the AIG Proxy Sub-Committee will vote each such matter on a CASE-BY-CASE basis.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

         Not applicable

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

         Not applicable

ITEM 10. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or
                  15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 11.  EXHIBITS.

          EX-99.CODE ETH

          EX-99.CERT
               A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

          EX-99.906CERT
               Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nations Government Income Term Trust 2004, Inc.
            ---------------------------------------------------
By:  /s/ Edward D. Bedard
     Edward D. Bedard
     President

Date:  March 10, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Edward D. Bedard
     Edward D. Bedard
     President

Date:  March 10, 2004

By:  /s/ Gerald Murphy
     Gerald Murphy
     Chief Financial Officer

Date:  March 5, 2004

* Print the name and title of each signing officer under his or her signature.